UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23473

ESOTERICA THEMATIC TRUST

On behalf of the following series:

Esoterica NextG Economy ETF (Ticker: WUGI)

(Exact name of registrant as specified in charter)

675 W. 59th St., Suite 903, New York New York 10069

(Address of principal executive offices)(Zip code)

Corporation Trust Center

1209 Orange Street

Wilmington, Delaware 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (914) 953-8811

Date of fiscal year end:

October 31

Date of reporting period:

April 30, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking rules.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

(a)	The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

ESOTERICA

April 30, 2022 (Unaudited)

WUGI Esoterica NextG Economy ETF

SEMI-ANNUAL REPORT

ESOTERICA THEMATIC TRUST Esoterica NextG Economy ETF

ESOTERICA THEMATIC TRUST Esoterica NextG Economy ETF PERFORMANCE SUMMARY (unaudited)

GROWTH OF AN ASSUMED $10,000 INVESTMENT SINCE INCEPTION* AT NET ASSET VALUE AND MARKET PRICE

Esoterica NextG Economy ETF (NAV) ($16,906)
Esoterica NextG Economy ETF (Market) ($16,831)
MSCI All Country World Index℠ ($16,237)
S&P 500 Index® ($15,166)
$26,000
$24,000
$22,000
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
3/30/2020
4/30/2020
10/31/2020
4/30/2021
10/31/2021
4/30/2022

Average Annual Return as of April 30, 2022	One Year	Since Inception (03/30/2020)*
Esoterica NextG Economy ETF (NAV)	(18.57)%	28.64%
Esoterica NextG Economy ETF (Market Price)	(18.73)%	28.37%
MSCI All Country World IndexSM1	1.24%	26.17%
S&P 500 Index®[2]	(6.41)%	22.11%

This chart illustrates the performance of a hypothetical $10,000 investment made in the Fund on March 30, 2020. Assumes reinvestment of dividends and capital gains, but does not reflect the effect of any applicable sales charge or redemption fees. This chart does not imply any future performance.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

*      The inception date is the date the Fund started accruing expenses and commenced operations. Shares of WUGI were listed on the Cboe BZX Exchange, Inc. on March 30, 2020.

1      The MSCI All Country World Index (“ACWI”) is a market-cap-weighted global equity index that tracks emerging and developed markets. It currently monitors nearly 3,000 large- and mid-cap stocks in 48 countries.

2      The Standard & Poor’s (“S&P”) 500 Index is an unmanaged index consisting of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-weighted index (stock price times number of shares outstanding) with each stock’s weight in the Index proportionate to its market value.

The performance shown represents past performance. Past performance does not guarantee future results. Current returns may be lower or higher. The investment return and principal will fluctuate so that an investor’s shares when sold may be worth more or less than the original cost. The graph above does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Fund’s most recent month-end performance can be obtained by calling 1-866-979-1710. Returns for less than one year are not annualized.

The annual net operating expense ratio as provided in the Prospectus dated March 1, 2022 was 0.75%. The Adviser has contractually agreed to reduce its fees and/or reimburse expenses of the Fund until at least February 28, 2023, to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of: (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) unaffiliated acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short) (vi) taxes; (vii) foreign custody transaction costs and foreign account set up fees and (viii) extraordinary expenses such as litigation expenses (which may include indemnification of Fund officers and Trustees, and contractual indemnification of Fund service providers, including the Adviser)) will not exceed 0.75% of the Fund’s net assets. The Fund’s total returns would have been lower had the Adviser not waived a portion of the Fund’s expenses.

ESOTERICA THEMATIC TRUST Esoterica NextG Economy ETF PERFORMANCE SUMMARY (unaudited) (continued)

Net asset value (“NAV”) returns are based on the dollar value of a single share of the ETF, calculated using the value of the underlying assets of the ETF minus its liabilities, divided by the number of shares outstanding. The NAV is typically calculated at 4:00 pm Eastern time on each business day the Cboe BZX Exchange is open for trading. Market returns are based on the trade price at which shares are bought and sold on the Cboe BZX Exchange using the last share trade. Market performance does not represent the returns you would receive if you traded shares at other times. The Fund’s performance assumes the reinvestment of all dividends and capital gains on ex-date for NAV returns and payable date for Market Price returns. The market price of the ETF’s shares may differ significantly from their NAV during periods of market volatility. The referenced indices are shown for informational purposes only and are not meant to represent the Fund.

This material must be preceded or accompanied by a prospectus.

One cannot invest directly in an index.

ESOTERICA THEMATIC TRUST Esoterica NextG Economy ETF SCHEDULE OF INVESTMENTS April 30, 2022 (unaudited)
Security Description	Country	Shares	Value
Common Stocks – 84.8%

Entertainment – 4.0%
Netflix, Inc.(a)	United States	1,364	$259,651
Sea Ltd., ADR(a)	Singapore	9,937	822,386
			1,082,037
Interactive Media & Services – 6.1%
Alphabet, Inc. Class C(a)	United States	564	1,296,822
Tencent Holdings Ltd.	China	7,392	355,555
			1,652,377
Internet & Direct Marketing Retail – 9.4%
Amazon.com, Inc.(a)	United States	564	1,401,895
JD.com, Inc. Class A(a)	China	409	13,845
Meituan Class B(a)(b)	China	51,408	1,126,945
			2,542,685
IT Services – 8.5%
Adyen NV(a)(b)	Netherlands	143	244,842
Block, Inc. Class A(a)	United States	1,672	166,431
Cloudflare, Inc. Class A(a)	United States	5,533	476,613
MongoDB, Inc. Class A(a)	United States	2,294	814,209
Snowflake, Inc. Class A(a)	United States	1,667	285,790
Twilio, Inc. Class A(a)	United States	2,846	318,240
			2,306,125
Semiconductors & Semiconductor Equipment – 33.3%
Advanced Micro Devices, Inc.(a)	United States	27,101	2,317,679
Marvell Technology, Inc.	United States	34,913	2,027,747
NVIDIA Corp.	United States	7,140	1,324,256
QUALCOMM, Inc.	United States	13,573	1,896,012
Synaptics, Inc.(a)	United States	2,884	428,101
Taiwan Semiconductor Manufacturing Co. Ltd.	Taiwan	57,000	1,040,389
			9,034,184
Software – 23.5%
Datadog, Inc. Class A(a)	United States	9,100	1,099,098
Elastic NV(a)	United States	7,064	537,853
Microsoft Corp.	United States	7,599	2,108,875
ServiceNow, Inc.(a)	United States	1,440	688,464
Splunk, Inc.(a)	United States	7,621	929,914
Workday, Inc. Class A(a)	United States	3,011	622,374
Zscaler, Inc.(a)	United States	1,823	369,595
			6,356,173

Total Common Stocks (Cost $28,012,284)			22,973,581

The accompanying notes are an integral part of the financial statements.

ESOTERICA THEMATIC TRUST Esoterica NextG Economy ETF SCHEDULE OF INVESTMENTS April 30, 2022 (unaudited) (continued)
Security Description	Principal	Value
Short-Term Investments – 15.6%
Time Deposits – 15.6%
Barclays, London, 0.13%, 05/02/2022(c)	$4,227,108	$4,227,108
Total Short-Term Investments (Cost $4,227,108)		4,227,108
Total Investments – 100.4% (Cost $32,239,392)#		27,200,689
Liabilities, less cash and other assets – (0.4)%		(121,544)
Net Assets – 100.0%		$27,079,145

ADR – American Depositary Receipt

(a)         Non-income producing security.

(b)         Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. At April 30, 2022, the aggregate value of these securities amounted to $1,371,787 or 5.1% of net assets.

(c)         Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible Institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of April 30, 2022.

#     Cost for federal income tax purposes as of April 30, 2022 is substantially the same as for financial statement purposes. Because tax adjustments are calculated annually, the table does not reflect tax adjustments. Net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$1,469,701
Gross unrealized depreciation	(6,508,404)
Net unrealized depreciation	$(5,038,703)
Summary of Investments by Sector^
Information Technology	65.3%
Short-Term Investments	15.6
Communication Services	10.1
Consumer Discretionary	9.4
Liabilities, less cash and other assets	(0.4)
100.0%

^     As a percentage of net assets.

The accompanying notes are an integral part of the financial statements.

ESOTERICA THEMATIC TRUST Esoterica NextG Economy ETF STATEMENT OF ASSETS AND LIABILITIES April 30, 2022 (unaudited)
ASSETS
Investments in securities of unaffiliated issuers, at value	$27,200,689
Cash	443
Receivable from investment adviser	13,500
TOTAL ASSETS	27,214,632

LIABILITIES
Payables:
Custody, accounting and administration fees	68,828
Legal fees	11,282
Audit fees	8,294
Trustee fees	7,770
Chief Compliance Officer fees	9,783
Principal Financial Officer fees	7,721
Transfer agent fees	5,793
Shareholder reporting fees	4,227
Other expenses	11,789
TOTAL LIABILITIES	135,487
NET ASSETS	$27,079,145

COMPONENTS OF NET ASSETS
Paid-in capital	33,233,958
Distributable earnings (loss)	(6,154,813)
NET ASSETS	$27,079,145

NET ASSET VALUE PER SHARE
Net Asset Value	$43.27
Shares of beneficial interest outstanding (unlimited number of Shares authorized, no par value)	625,754

COST OF INVESTMENTS
Investments in securities of unaffiliated issuers, at cost	$32,239,392

The accompanying notes are an integral part of the financial statements.

ESOTERICA THEMATIC TRUST Esoterica NextG Economy ETF STATEMENT OF OPERATIONS For the Period Ended April 30, 2022 (unaudited)
INVESTMENT INCOME:
Dividends from securities of unaffiliated issuers (net of $5,067 foreign withholding tax)	$63,909
Interest income	564
Total Investment Income	64,473

EXPENSES:
Investment advisory fees	144,811
Custody, accounting and administration fees	59,004
Legal fees	38,162
Trustee fees	17,295
Chief Compliance Officer fees	16,055
Principal Financial Officer fees	16,054
Audit fees	8,294
Shareholder reporting fees	5,905
Transfer agent fees	4,959
Registration fees	700
Other expenses	14,598
Total Expenses	325,837
Creation/Redemption Transaction fees waived by the Adviser	(1,500)
Investment Advisory fee waiver/reimbursement	(179,093)
Net Expenses	145,244
NET INVESTMENT INCOME (LOSS)	(80,771)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:
Net realized gain (loss) on:
Investments in securities of unaffiliated issuers	(524,300)
In-kind redemptions	529,297
Foreign currency transactions	(2,672)
Net realized gain (loss)	2,325

Net change in unrealized appreciation (depreciation) on:
Investments in securities of unaffiliated issuers	(13,680,800)
Net change in unrealized appreciation (depreciation)	(13,680,800)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(13,678,475)
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(13,759,246)

The accompanying notes are an integral part of the financial statements.

ESOTERICA THEMATIC TRUST Esoterica NextG Economy ETF STATEMENT OF CHANGES IN NET ASSETS
	For the Period Ended April 30, 2022 (unaudited)	For the Year Ended October 31, 2021
OPERATIONS:
Net investment income (loss)	$(80,771)	$(147,190)
Net realized gain (loss) on investments, foreign currency transactions and in-kind redemptions	2,325	3,678,612
Net change in unrealized appreciation (depreciation)	(13,680,800)	6,728,938
Net increase (decrease) in net assets resulting from operations	(13,759,246)	10,260,360

CAPITAL TRANSACTIONS:
Proceeds from Shares issued(a)	1,671,569	38,854,282
Cost of Shares redeemed(a)	(6,798,056)	(15,090,555)
Transaction Fees (Note 5)	2,637	20,182
Net increase (decrease) in net assets from capital transactions	(5,123,850)	23,783,909
Total increase (decrease) in net assets	(18,883,096)	34,044,269

NET ASSETS
Beginning of Period	45,962,241	11,917,972
End of Period	$27,079,145	$45,962,241

CHANGES IN SHARES OUTSTANDING
Shares issued	25,000	725,000
Shares redeemed	(125,000)	(275,000)
Net increase (decrease) in Shares outstanding	(100,000)	450,000
Shares outstanding, Beginning of Period	725,754	275,754
Shares outstanding, End of Period	625,754	725,754

(a)         For the period ended April 30, 2022, the Fund had 125,000 Shares redeemed in-kind with total cost in the amount of $6,798,056. For the period ended October 31, 2021, the Fund had 725,000 Shares contributed in-kind with total proceeds in the amount of $38,854,252 and 275,000 Shares redeemed in-kind with total cost in the amount of $15,090,555.

The accompanying notes are an integral part of the financial statements.

ESOTERICA THEMATIC TRUST Esoterica NextG Economy ETF FINANCIAL HIGHLIGHTS Selected Data for a Share of Common Stock Outstanding Throughout each Period Indicated:
	For the Period Ended April 30, 2022 (unaudited)		For the Year Ended October 31, 2021	For the Period Ended October 31, 2020*
NET ASSET VALUE, Beginning of Period	$63.33		$43.22	$25.60	(a)

Income (loss) from operations:
Net investment income (loss)(b)	(0.12)		(0.20)	(0.07)
Net realized and unrealized gain (loss)	(19.97)		20.28	17.69
Total income (loss) from operations	(20.09)		20.08	17.62

Capital Shares Transaction:
Transaction fees (Note 5)	0.03		0.03	—	(c)(d)

NET ASSET VALUE, End of Period	$43.27		$63.33	$43.22
MARKET VALUE, End of Period(e)	$43.08		$63.20	$43.21

NET ASSET VALUE, Total Return(f)	(31.67)%		46.53%	68.85%
MARKET PRICE, Total Return(e)(g)	(31.83)%		46.27%	68.80%

Net assets, End of Period ($ thousands)	$27,079		$45,962	$11,918

Ratios of Average Net Assets
Total Expenses	1.68	%**	1.55%	3.90	%**
Net Expenses	0.75	%**	0.75%	0.75	%**
Net Investment Loss	(0.42	)%**	(0.36)%	(0.29	)%**
Portfolio turnover(h)	14%		29%	130%

*      The Fund commenced operations on March 30, 2020.

**    Annualized.

(a)         The net asset value at the beginning of the period differs from the beginning net asset value reflected on the Statement of Changes in Net Assets due to a change in unrealized gain/(loss) from the inception date, March 30, 2020, to when the initial basket was created.

(b)         Per share amounts have been calculated using the average shares method.

(c)         Less than $0.005

(d)         Due to certain Financial Highlights presentation reclassifications, these amounts may differ from what was presented in previous shareholder reports.

(e)         Unaudited.

(f)         Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.

(g)         Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.

(h)         Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.

The accompanying notes are an integral part of the financial statements.

ESOTERICA THEMATIC TRUST Esoterica NextG Economy ETF NOTES TO FINANCIAL STATEMENTS April 30, 2022 (unaudited)

NOTE 1 – ORGANIZATION

Esoterica Thematic Trust (the “Trust”) is an open-end management investment company. The Trust currently consists of one investment portfolio, the Esoterica NextG Economy ETF (the “Fund”). The Fund is a non-diversified management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund is actively managed. The Trust was organized as a Delaware statutory trust on July 2, 2019. The shares of the Fund are referred to herein as “Shares.” Esoterica Capital LLC (“Esoterica” or the “Adviser”) serves as the investment adviser to the Fund, and Vident Investment Advisory, LLC (“VIA” or the “Trading Sub-Adviser”) serves as the trading sub-adviser to the Fund.

The investment objective of the Fund is capital appreciation.

The net asset value (“NAV”) of Shares is determined at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time) on each day the New York Stock Exchange (“NYSE” or “Exchange”) is open. NAV is computed by the aggregate market value of all assets of the Fund, less its liabilities, divided by the total number of Shares outstanding.

NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which require the use of estimates and assumptions to be made by management. These may affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements.

a.    Basis of Presentation

The financial statements have been prepared in conformity with GAAP as detailed in the Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of FASB ASC Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standards Update 2013-08.

b.    Cash

Cash includes non-interest bearing non-restricted cash with a financial institution.

c.    Investment Valuation

Generally, securities traded or dealt in upon one or more securities exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Securities primarily traded in the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the-counter market.

If market quotations are not readily available, securities or other assets will be valued at their fair market value as determined in good faith by the Adviser in accordance with procedures approved by the Board of Trustees (the “Board” or “Trustees”) and evaluated by the Board as to the reliability of the fair value method used. In these cases, the Fund’s NAV will reflect certain portfolio securities’ fair value rather than their market price. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security or other asset may be materially different than the value that could be realized upon the sale of that security or other asset. The fair value prices can differ from market prices when they become available or when a price becomes available. The Board has delegated execution of these procedures to a fair value committee. The committee may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

ESOTERICA THEMATIC TRUST Esoterica NextG Economy ETF NOTES TO FINANCIAL STATEMENTS April 30, 2022 (unaudited) (continued)

The Fund may use independent pricing services to assist in calculating the value of the Fund’s securities or other assets. In addition, market prices for foreign securities are not determined at the same time of day as the NAV for the Fund. Because the Fund may invest in securities primarily listed on foreign exchanges, and these exchanges may trade on weekends or other days when the Fund does not price its shares, the value of some of the Fund’s portfolio securities may change on days when you may not be able to buy or sell Fund shares.

In computing the NAV, the Fund values foreign securities held by the Fund at the latest closing price on the exchange in which they are traded immediately prior to closing of the NYSE. Prices of foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. If events materially affecting the value of a security in the Fund’s portfolio, particularly foreign securities, occur after the close of trading on a foreign market but before the Fund prices its Shares, the security will be valued at fair value. For example, if trading in a portfolio security is halted and does not resume before the Fund calculates its NAV, the Adviser may need to price the security using the Fund’s fair value pricing guidelines. Without a fair value price, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of the Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund’s NAV by short term traders. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other funds to determine net asset value, or from the price that may be realized upon the actual sale of the security.

With respect to any portion of the Fund’s assets that are invested in one or more open-end management investment companies registered under the 1940 Act, the Fund’s net asset value is calculated based upon the net asset values of those open-end management investment companies, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:

•        Level 1 — unadjusted quoted prices in active markets for identical assets that the Fund has the ability to access

•        Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•        Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of April 30, 2022:

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$22,973,581	$—	$—	$22,973,581
Short-Term Investments
Time Deposits	4,227,108	—	—	4,227,108
Total Assets	$27,200,689	$—	$—	$27,200,689

*      Please refer to the Schedule of Investments for further breakout of each security by industry type.

d.    Foreign Currency Translations

The Fund’s accounting records are maintained in U.S. dollars. Financial instruments and other assets and liabilities of the Fund denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in market values of financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments when financial statements are presented. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments but excluding investments in securities, resulting from changes in currency exchange rates.

ESOTERICA THEMATIC TRUST Esoterica NextG Economy ETF NOTES TO FINANCIAL STATEMENTS April 30, 2022 (unaudited) (continued)

e.    Securities Transactions and Net Investment Income

Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated using the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when a Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expenses. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned and have been provided for in accordance with the Fund’s understanding of the applicable country’s tax codes and regulations.

f.    Dividend distributions

The Fund expects to declare and distribute all of its net investment income, if any, to shareholders as dividends at least annually. The Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund.

g.    Time Deposits

The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Fund’s Schedule of Investments.

h.    Reclassification

GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or the NAV per Share.

i.    Taxes

It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2022, the Fund did not incur any interest or penalties.

NOTE 3 – INVESTMENT MANAGEMENT AND EXPENSES LIMITATION AGREEMENT

Investment Adviser

Esoterica serves as the Fund’s investment adviser. The Adviser is registered with the Securities and Exchange Commission (“SEC”) as an investment adviser under the Investment Advisers Act of 1940, as amended. Subject to the oversight of the Board, the Adviser is responsible for the oversight and supervision of the Trading Sub-Adviser.

The management fee set forth in the Investment Advisory Agreement is an annual rate of 0.75% of the average daily net assets of the Fund to be paid on a monthly basis. In addition to investment advisory fees, the Fund pays other expenses including costs incurred in connection with the maintenance of securities law registration, printing and mailing prospectuses and Statements of Additional Information to shareholders, certain financial accounting services, taxes or governmental fees, custodial, transfer and shareholder servicing agent costs, expenses of outside counsel and independent accountants, preparation of shareholder reports and expenses of trustee and shareholder meetings.

The Adviser has contractually agreed to reduce its fees and/or reimburse expenses of the Fund until at least February 28, 2023, to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of: (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) unaffiliated acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short) (vi) taxes; (vii) foreign custody transaction costs and foreign account set up fees and (viii) extraordinary expenses such as litigation expenses (which may include indemnification of Fund officers and Trustees, and

ESOTERICA THEMATIC TRUST Esoterica NextG Economy ETF NOTES TO FINANCIAL STATEMENTS April 30, 2022 (unaudited) (continued)

contractual indemnification of Fund service providers, including the Adviser)) will not exceed 0.75% of the Fund’s average daily net assets; subject to possible recoupment from the Fund in future years within the three years from the date the fees have been waived or reimbursed if such recoupment can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of the recoupment. Fee waiver and reimbursement arrangements can decrease the Fund’s expenses and boost its performance.

As of April 30, 2022, the amounts waived or reimbursed by the Adviser, subject to potential recoupment from the Fund in future years and the expiration schedule are as follows:

Esoterica NextG Economy ETF	Fees waived/ reimbursed	Amount recouped	Expires
03/30/2020* – 10/31/2020	$134,001	$—	October 31, 2023
11/1/2020 – 10/31/2021	$324,870	$—	October 31, 2024
11/1/2021 – 04/30/2022	$179,093	$—	October 31, 2025

*      The Fund commenced operations on March 30, 2020.

Trading Sub-Adviser

The Adviser has retained VIA to serve as trading sub-adviser for the Fund. VIA is responsible for the day-to-day management of the Fund. VIA, a registered investment adviser, is a wholly-owned subsidiary of Vident Financial, LLC. VIA was formed in 2014 and provides investment advisory services to ETFs, including the Fund. The Trading Sub-Adviser is responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Adviser and the Board. For its services, the Trading Sub-Adviser is paid a fee by the Adviser, which is calculated daily and paid monthly, at an annual rate based on the average daily net assets of the Fund.

Other Fund Service Providers

Brown Brothers Harriman & Co. (“BBH”) is the Fund’s administrator, fund accountant, transfer agent and custodian. BBH is primarily in the business of providing administrative, fund accounting and transfer agent services to retail and institutional mutual funds.

BBH has entered into an agreement with State Street Corporation (‘‘State Street’’) under which State Street will acquire BBH’s Investor Services business; which includes its custody, fund accounting and administration, transfer agency, depositary services, foreign exchange and securities lending services. The completion of the transaction is subject to customary closing conditions and regulatory approvals. During this period, there has been no change to the current control environment and no impact to the execution of control activities.

Foreside Fund Services, LLC (the “Distributor”), is the distributor for the shares of the Fund. The Distributor is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

Foreside Fund Officer Services, LLC provides the Fund with a Chief Compliance Officer, a Treasurer and Principal Financial Officer.

Thompson Hine LLP serves as legal counsel to the Trust.

NOTE 4 – PORTFOLIO SECURITIES

During the period ended April 30, 2022, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were $5,016,687 and $7,334,998, respectively. The aggregate cost of purchases and proceeds from sales of in-kind transactions were $0 and $6,030,257 respectively.

NOTE 5 – PURCHASE AND SALE OF FUND SHARES

The Fund issues and redeems Shares at NAV only in large blocks of 25,000 shares (each block of Shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities. Individual Shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.

ESOTERICA THEMATIC TRUST Esoterica NextG Economy ETF NOTES TO FINANCIAL STATEMENTS April 30, 2022 (unaudited) (continued)

Shares of the Fund are listed for trading on the Cboe BZX Exchange, Inc. (“CBOE”) and trade at market prices rather than NAV. Shares of the Fund may trade at a price that is greater than, at, or less than NAV.

Beneficial Ownership

As of April 30, 2022, there were an unlimited number of shares of beneficial interest without par value authorized by the Trust.

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. The Trust does not have information concerning the beneficial ownership of the shares held in the names of Depository Trust Company (“DTC”) participants.

Creation Transaction Fee

A fixed purchase (i.e., creation) transaction fee, payable to the Fund’s custodian, may be imposed for the transfer and other transaction costs associated with the purchase of Creation Units (“Creation Order Costs”). The standard fixed creation transaction fee for the Fund is $500, regardless of the number of Creation Units created in the transaction. The Fund may adjust the standard fixed creation transaction fee from time to time. The fixed creation fee may be waived on certain orders if the Fund’s custodian has determined to waive some or all of the Creation Order Costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. The amount of the fees waived is included in the Statement of Operations.

In addition, a variable fee, payable to the Fund, of up to a maximum of 2.0% of the value of the Creation Units subject to the transaction may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable charge is primarily designed to cover additional costs (e.g., brokerage, taxes) involved with buying the securities with cash. The Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders, e.g., for creation orders that facilitate the rebalance of the Fund’s portfolio in a more tax efficient manner than could be achieved without such order. Investors who use the services of a broker or other such intermediary may be charged a fee for such services. Investors are responsible for the fixed costs of transferring the Fund securities from the Trust to their account or on their order.

Redemption Transaction Fee

A fixed redemption transaction fee, payable to the Fund’s custodian, may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units (“Redemption Order Costs”). The standard fixed redemption transaction fee for the Fund is $500 regardless of the number of Creation Units redeemed in the transaction. The Fund may adjust the redemption transaction fee from time to time. The fixed redemption fee may be waived on certain orders if the Fund’s custodian has determined to waive some or all of the Redemption Order Costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. The amount of the fees waived is included in the Statement of Operations.

In addition, a variable fee, payable to the Fund, of up to a maximum of 2.0% of the value of the Creation Units subject to the transaction may be imposed for cash redemptions, non-standard orders, or partial cash redemptions (when cash redemptions are available) of Creation Units. The variable charge is primarily designed to cover additional costs (e.g., brokerage, taxes) involved with selling portfolio securities to satisfy a cash redemption. The Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders, e.g., for redemption orders that facilitate the rebalance of the Fund’s portfolio in a more tax efficient manner than could be achieved without such order.

Investors who use the services of a broker or other such intermediary may be charged a fee for such services. Investors are responsible for the fixed costs of transferring the Fund securities from the Trust to their account or on their order.

NOTE 6 – TAXATION OF THE FUND

The Fund intends to qualify each year for treatment as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”). If it meets certain minimum distribution requirements, a RIC is not subject to tax at the fund-level on income and gains from investments that are timely distributed to shareholders. However, the Fund’s failure to qualify as a RIC or to meet minimum distribution requirements would result (if certain relief provisions were not available) in fund-level taxation and, consequently, a reduction in income available for distribution to shareholders.

ESOTERICA THEMATIC TRUST Esoterica NextG Economy ETF NOTES TO FINANCIAL STATEMENTS April 30, 2022 (unaudited) (continued)

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. As of April 30, 2022, there were no reclassifications as a result of permanent book-to-tax differences.

NOTE 7 – INDEMNIFICATION

The Trust will indemnify its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

NOTE 8 – RISKS OF INVESTING IN THE FUND

The principal risk factors affecting your investments in the Fund, including but not limited to those described below, are discussed in details in the Fund’s prospectus.

General Considerations and Risks

An investment in the Fund should be made with an understanding that the value of the Fund’s portfolio securities may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of securities generally and other factors.

In the event that the securities purchased by the Fund are not listed on a national securities exchange, the principal trading market for some may be in the over-the-counter market. The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities. There can be no assurance that a market will be made or maintained or that any such market will be or remain liquid. The price at which securities may be sold and the value of the Shares will be adversely affected if trading markets for the Fund’s portfolio securities are limited or absent or if bid/ask spreads are wide.

The Adviser has filed with the National Futures Association (“NFA”) a notice claiming an exclusion from the definition of the term “commodity pool operator” (“CPO”) under the Commodity Exchange Act of 1936, as amended (“CEA”), and the rules of the Commodity Futures Trading Commission (“CFTC”) promulgated thereunder, with respect to the Fund’s operations. Therefore, neither the Fund, the Adviser nor the Trading Sub-Adviser are subject to registration or regulation as a commodity pool or CPO under the CEA. If the Fund becomes subject to these requirements, as well as related NFA rules, the Fund may incur additional compliance and other expenses.

Concentration of Investments

The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, as a result of the fact that the Fund’s investments are concentrated in the securities of a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class. Shares are subject to the risks of an investment in a portfolio of equity securities in an industry or group of industries, such as Internet, computer, semiconductor and software, in which the Fund invests.

Non-Diversification

The Fund is classified as a non-diversified investment company under the 1940 Act. A “non-diversified” classification means that the Fund is not limited by the 1940 Act with regard to the percentage of its total assets that may be invested in the securities of a single issuer. This means that the Fund may invest a greater portion of its total assets in the securities of a single issuer or a small number of issuers than if it was a diversified fund. This may have an adverse effect on the Fund’s performance or subject the Fund’s Shares to greater price volatility than more diversified investment companies. Moreover, in pursuing its objective, the Fund may hold the securities of a single issuer in an amount exceeding 10% of the value of the outstanding securities of the issuer, subject to restrictions imposed by the Code, with respect to the Fund’s qualification as a RIC under the Code. In particular, as the Fund’s size grows and its assets increase, it will be more likely to hold more than 10% of the securities of a single issuer if the issuer has a relatively small public float as compared to other issuers in the Fund’s portfolio.

ESOTERICA THEMATIC TRUST Esoterica NextG Economy ETF NOTES TO FINANCIAL STATEMENTS April 30, 2022 (unaudited) (continued)

Although the Fund is non-diversified for purposes of the 1940 Act, the Fund intends to maintain the required level of diversification and otherwise conduct its operations so as to qualify as a RIC under the Code. Compliance with the diversification requirements of the Code may severely limit the investment flexibility of the Fund and may make it less likely that the Fund will meet its investment objective. To qualify as a RIC under the Code, the Fund must meet certain diversification requirements. In particular, at the close of each quarter of the Fund’s taxable year: (A) at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Fund’s total assets and that does not represent more than 10% of the outstanding voting securities of such issuer, including the equity securities of a qualified publicly traded partnership, and (B) not more than 25% of the value of its total assets is invested, including through corporations in which the Fund owns a 20% or more voting stock interest, in the securities (other than U.S. government securities or securities of other RICs) of any one issuer or the securities (other than the securities of another RIC) of two or more issuers that the Fund controls and which are engaged in the same or similar trades or businesses or related trades or businesses, or the securities of one or more qualified publicly traded partnerships.

Market and Geopolitical Risk

The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

NOTE 9 – NEW ACCOUNTING PRONOUNCEMENTS

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 will impose limits on the amount of derivatives a fund could enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, and in addition to these and other requirements, to maintain a derivatives risk management program and appoint a derivatives risk manager. While the new rule became effective February 19, 2021, funds will not be required to fully comply with the new rule until August 19, 2022. Management expects that the adoption of this guidance will not have a material impact on the Fund’s financial statements.

In December 2020, the SEC adopted Rule 2a-5 under the Investment Company Act of 1940, as amended (“Rule 2a-5”), which is intended to address valuation practices and the role of a fund’s board with respect to the fair value of the investments of a registered investment company or business development company. Rule 2a-5, among other things, establishes an updated regulatory framework for registered investment company valuation practices. The Funds will not be required to comply with Rule 2a-5 until September 2022.

NOTE 10 – SUBSEQUENT EVENTS

The Fund has evaluated the need for disclosure and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no disclosures nor adjustments were required to the financial statements.

ESOTERICA THEMATIC TRUST Esoterica NextG Economy ETF DISCLOSURE OF FUND EXPENSES April 30, 2022 (unaudited)

Example

As a shareholder of the Fund, you may incur two potential types of costs: (1) transaction costs, such as brokerage commissions for the purchases and sales of your Fund Shares, and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2021 until April 30, 2022.

Actual Expenses

The “Actual” columns in the table below provide information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Actual Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” columns in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The expenses shown in the table are meant to highlight ongoing costs only and do not reflect any transaction fees, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the number under the heading “Hypothetical Expenses paid during the period” is useful in comparing ongoing costs only, and may not help you determine the relative total costs of owning different funds. If transaction costs were included, your costs would have been higher.

Fund	Beginning Account Value 11/1/2021	Actual Ending Value 04/30/2022	Actual Expenses Paid During the Period	Hypothetical Ending Account Value 04/30/2022	Hypothetical Expenses Paid During the Period(a)	Annualized Expense Ratio
Esoterica NextG Economy ETF	$ 1,000.00	$ 683.30	$ 3.13	$ 1,021.08	$ 3.76	0.75%

(a)         Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days (181 days) in the most recent fiscal half-year, then divided by 365 (to reflect the one-half year period).

ESOTERICA THEMATIC TRUST Esoterica NextG Economy ETF OTHER INFORMATION (unaudited)

Proxy Voting Information

Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at www.esotericacap.com, and on the SEC’s website at http://www.sec.gov. Proxies for the Fund’s portfolio securities are voted in accordance with the Adviser’s proxy voting policies and procedures, which are set forth in the Trust’s Statement of Additional Information.

Quarterly Portfolio Holdings Information

The Trust files a monthly portfolio investments report with the SEC within 60 days after the end of the first and third quarters of each fiscal year on Form N-PORT. The N-PORT reports are available on the Fund’s website at www.esotericacap.com and on the SEC’s website at http://www.sec.gov.

Premium/Discount Information

Information about the differences between the daily market price on the secondary markets for shares of the Fund and the Fund’s NAV may be found on the Fund’s website at www.esotericacap.com.

Voting Results from March 18, 2022 Special Meeting of Shareholders

At a Special Meeting of Shareholders of the Esoterica NextG Economy ETF (the “Fund”), held at the offices of Thompson Hine LLP, 312 Walnut Street, 20th Floor, Cincinnati, OH 45202, on March 18, 2022 at 10:00 a.m. Eastern Time, shareholders of record as of the close of business on January 24, 2022, voted to approve the following proposal:

Election of each of: (i) John Hyland; (ii) Laura DeMarco; and (iii) Michael Kim to the Board of Trustees of Esoterica Thematic Trust.

John Hyland

Shares Outstanding	675,754
For	370,455
Against	0
Abstain	11,090

Laura DeMarco

Shares Outstanding	675,754
For	371,847
Against	0
Abstain	9,698

Michael Kim

Shares Outstanding	675,754
For	371,325
Against	0
Abstain	10,220

ESOTERICA THEMATIC TRUST Esoterica NextG Economy ETF BOARD APPROVAL OF MANAGEMENT AGREEMENT AND SUB-ADVISORY AGREEMENT (unaudited)

Approval of Management Agreement and Sub-Advisory Agreement

The Investment Company Act of 1940, as amended (the “1940 Act”), requires that any investment advisory agreement be approved initially for a two year term, as well as annually thereafter, by the Board, including approval by a majority of the trustees who are not “interested persons” (as defined in the 1940 Act) of any party to an investment advisory agreement, by vote cast in person at a meeting called for the purpose of voting on such approval. In connection with their consideration of the approval of such investment advisory agreements, the independent trustees must request and evaluate such information as may reasonably be necessary to make a reasonable business judgment with respect to the approval of each investment advisory agreement, and the adviser and any sub-advisers are required to provide such information.

In considering the approval of (1) the Management Agreement between the Adviser and the Trust on behalf of the Fund, and (2) the Sub-Advisory Agreement between the Adviser and the Trading Sub-Adviser, the Board took into account all the materials provided prior to and during the meeting of the Board held on December 14, 2021 (the “Meeting”) which included, among other things, comparative fee and expense data, the presentations made during the Meeting, and the comprehensive discussions had during the Meeting. The Board also requested and received assistance and advice regarding applicable legal standards from Independent Trustee Counsel. The conclusions that the Trustees reached were based on a comprehensive evaluation of all information provided by the Adviser and the Trading Sub-Adviser and were not the result of any single factor. Each Trustee may have afforded different weight to the various factors in reaching his or her conclusions with respect to the Management Agreement and the Sub-Advisory Agreement.

Approval of Management Agreement with Esoterica

Nature, Extent and Quality of Services.    The Board reviewed the 15(c) Materials provided by the Adviser relating to the renewal of the Management Agreement. With respect to the nature, extent and quality of services provided, the Board considered its ongoing experience working with the Adviser, noting that the Adviser is responsive to the Board and its requests for information. The Board considered the diverse experience and capabilities of the key personnel servicing the Fund noting that the Adviser continued to maintain quality personnel and research processes. The Board considered the scope of the investment services that the Adviser provides to the Fund, including with respect to the oversight of Vident, the portfolio management, and oversight of the Fund’s other service providers. The Board acknowledged the Adviser’s research, analysis and portfolio construction, which utilized both top-down and bottom-up fundamental analysis over 5G-related equities. The Board noted that the Adviser had not been involved in any regulatory exams since the initial approval of its Management Agreement. The Board reviewed the Adviser’s compliance policies and procedures and noted that Mr. Liu had recently assumed the role of Chief Executive Officer for the Adviser. The Trustees expressed satisfaction with the services that the Adviser has provided to the Fund, and that the Adviser has the ability to continue to provide quality services to the Fund and its shareholders.

Performance.    The Trustees noted that Fund’s 1-year and since inception returns through November 26, 2021 (37.55% and 76.96%, respectively) were significantly ahead of the Fund’s representative peer group funds over the same periods. The Trustees noted that the Fund had also significantly outperformed both the S&P 500 and the MSCI ACWI for the same periods ended November 26, 2021. The Trustees considered the Adviser’s explanation that such outperformance was largely driven by the Fund’s overweight to semiconductors, software and media and entertainment sectors, relative to the S&P 500. The Trustees considered the adviser’s assertion that it continued to remain focused on its current research process and would actively manage the risk as the Adviser deemed appropriate for the strategy. After discussion, the Trustees concluded that performance was not unsatisfactory, and the Adviser should be allowed the opportunity to continue to manage the Fund.

Fees and Expenses.    The Trustees noted that the Fund’s annual advisory fee before waiver was 0.75%. The Trustee compared the Fund’s advisory fee to that of its peer group average, as provided by the Adviser, and the Morningstar category (U.S. Technology) and noted that the Fund’s advisory fee (before waivers) was higher than the peer group average of 0.66% and in line with the Morningstar category average of 0.75%. The Board further noted that the Adviser had agreed to contractually reimburse expenses for the Fund to the extent the total expense ratio for the Fund exceeded 0.75% until at least January 28, 2023. The Board considered how this arrangement would affect the expenses borne by Fund shareholders. The Trustee compared the Fund’s net expenses to that of its peer group average, as provided by the Adviser and noted that although the Fund’s net expense ratio was higher than the peer group average of 0.66%, it was within the range of the peer group net expense ratios. The Board noted that the total expense ratio was reasonable when taking into account the expense reimbursement. Based on these factors, the Trustees concluded that the Fund’s advisory fee was not unreasonable.

Profitability.    The Trustees reviewed the profitability analysis provided by the Adviser and noted that it had realized a loss in connection with its advisory agreement and relationship with the Fund. The Trustees considered the Adviser’s significant expenses required to set up and the impact of the expense cap on the advisory fee. The Trustees concluded that excessive profitability was not a concern at this time.

ESOTERICA THEMATIC TRUST Esoterica NextG Economy ETF BOARD APPROVAL OF MANAGEMENT AGREEMENT AND SUB-ADVISORY AGREEMENT (unaudited) (continued)

Economies of Scale.    The Trustees discussed economies of scale for the Fund, noting that that Fund had yet to achieve significant growth or the resulting economies of scale. The Trustees noted that the adviser did not have any immediate plans to reconsider the fee structure of the Fund but considered potential AUM levels for fee breakpoints that the Adviser had provided in the 15(c) Materials. Accordingly, the Trustees agreed to discuss breakpoints in the future as the Fund’s assets increase.

Conclusion.    In considering the Management Agreement, the Trustees did not identify any one factor as all important, but rather considered many factors collectively in light of surrounding circumstances. Further, each Trustee may have afforded a different weight to different factors. The Trustees, having requested and received such information from the Adviser as they believed reasonably necessary to evaluate the terms of the Management Agreement, and assisted by the advice of independent counsel, determined that continuation of the Management Agreement for an additional one-year term was in the best interests of the Fund and its shareholders.

Approval of Sub-Advisory Agreement with Vident

Nature, Extent and Quality of Services.    The Board noted that Vident was founded in 2014 and had approximately $9.9 billion in assets under management and advisement, as of October 31, 2021, primarily across ETFs and separately managed accounts. The Trustees reviewed the background information of the key investment personnel of Vident who were responsible for servicing the Fund, taking into account their education and industry experience and noting any recent additions and departures. The Trustees observed that Vident was responsible for portfolio management and trading of the Fund, which included daily monitoring of positions and variances versus the model, cash and holdings reconciliations, and trading as needed due to such events as index rebalancing and cash management. The Trustees further noted that Vident would review and elect corporate actions, provide creation/redemption basket file data and assist in fair valuation issues, as needed. The Trustees noted that Vident selected and approved broker-dealers based on its Best Execution Committee’s evaluation of the broker’s ability to meet certain best execution standards including reasonable trading costs and other quality of service factors. The Trustees observed Vident’s operational and technological infrastructure, risk management processes and compliance policies and procedures. The Board concluded that the nature, overall quality and extent of services provided by Vident to the Adviser and the Fund were satisfactory.

Performance.    The Board considered the manner in which the Adviser and Vident managed the Fund, and that Vident’s role would be primarily execution of the portfolio manager’s strategy. The Board considered the Fund’s overall performance and that the Adviser continued to be satisfied with the services provided by Vident and believed the services positively impacted performance, and recommended continuation of the agreement with Vident. After discussion, the Board concluded that Vident’s performance supported renewal of the Sub-Advisory Agreement.

Fees and Expenses.    The Board noted that Vident’s sub-advisory fee was 4 basis points with a minimum annual fee of $18,000, and that such fee would be paid by the Adviser, not the Fund. The Board considered the unique nature of the services provided by Vident, noting Vident’s explanation that it did not provide sub-advisory services for a similar strategy/investment objective for any other client. In consideration of these and other factors, including that the Adviser was satisfied with Vident’s services and the Adviser paid such fees directly, the Board concluded that Vident’s fees were not unreasonable.

Economies of Scale.    The Board discussed whether economies of scale had been achieved with respect to the management of the Fund under the Sub-Advisory Agreement and whether there was potential for realization of any further economies of scale. The Trustees concluded that this was primarily an adviser-level issue that had been considered with respect to the overall Management Agreement, taking into consideration the impact of Vident’s expense.

Profitability.    The Board noted that Vident had experienced losses in providing sub-advisory services to the Fund. The Board considered Vident’s pro forma estimated profitability analysis and noted that Vident estimated profitability once the Fund reaches $100 million in AUM. The Board concluded that excessive profitability was not a concern at this time.

Conclusion.    The Board noted that in considering the Sub-Advisory Agreement, it did not identify any one factor as all important, but rather considered various factors collectively in light of surrounding circumstances. Further, it noted that each Trustee may have afforded a different weight to different factors. The Board, having requested and received such information from Vident as the Board believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement, and as assisted by the advice of counsel, concluded that continuation of the Sub-Advisory Agreement for an additional one-year term was in the best interests of the Fund and its shareholders.

ESOTERICA THEMATIC TRUST Esoterica NextG Economy ETF TRUSTEES AND OFFICERS OF THE TRUST (unaudited)

The Board of the Trust consists of four trustees (collectively, the “Board” or the “Trustees”) all of whom are not “interested persons” (as defined in the 1940 Act), of the Trust (“Independent Trustees”). The Board is responsible for overseeing the management and operations of the Trust, including the general oversight of the duties and responsibilities performed by the Adviser and other service providers to the Trust. VIA is responsible for the day-to-day management of the Fund, and the Adviser is responsible for the oversight and supervision of VIA.

Under the Trust’s Agreement and Declaration of Trust, each Trustee will continue in office until the termination of the Trust or his/her earlier death, incapacity, resignation or removal. Shareholders can remove a Trustee to the extent provided by the 1940 Act. Vacancies may be filled by a majority of the remaining Trustees, except insofar as the 1940 Act may require the election by shareholders. As a result, normally no annual or regular meetings of shareholders will be held unless matters arise requiring a vote of shareholders under the Agreement and Declaration of Trust or the 1940 Act.

The Trustees and officers of the Trust, their addresses, positions with the Trust, birth years, term of office and length of time served, principal occupations during the past five years, and, for the Trustees, the number of portfolios in the Fund Complex overseen by each Trustee and other directorships, if any, held by the Trustees, are set forth below.

The Statement of Additional Information includes additional information about the Fund’s Trustees and is available, without charge, upon request by calling 866-979-1710.

TRUSTEES

Name, Address[1] and Year of Birth	Position(s) Held with the Trust	Term of Office[2] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in the Fund Complex Overseen	Other Directorships Held by Trustee During Past Five Years
John Hyland, 1959	Trustee	Indefinite/Since March 2021	Director, Matthews International Capital Management LLC (an investment advisory firm) (2018 – present); Global Head of Listed Securities, Bitwise Asset Management, Inc. (an investment advisory firm) (2018 – 2019); CEO/Chairman, PointBreak ETF Trust (an investment management company) (2015 – 2017).	1	PointBreak ETF Trust (Dec. 2015 – Dec. 2017)
Ed McRedmond, 1960	Trustee	Indefinite/Since October 2019	Founder, etfEd Advisory (an ETF consulting company) (2016 – Present); Senior VP, Invesco Powershares Capital Management (an investment advisory firm) (2005 – 2016).	1	None
Laura DeMarco, 1961	Trustee	Indefinite/Since March 2022	Partner, Client Service & Marketing, Nicholas Investment Partners, (an investment management company) (2007 – 2020).	1	None
Michael Kim, 1971	Trustee	Indefinite/Since March 2022	Founder, Heine & Kim Fiduciary Partners (fiduciary services) (2019 – present); Adviser, Applied Academics (investment research) (2019 – present); Executive Director and General Counsel, UBS Hedge Fund Solutions LLC (investment management) (2014 – 2018).	1	None

1      The address for each Trustee is c/o Esoterica Thematic Trust, 675 W. 59th St., Suite 903, New York, New York 10069.

2      Each Trustee serves until resignation, death, retirement or removal.

ESOTERICA THEMATIC TRUST Esoterica NextG Economy ETF TRUSTEES AND OFFICERS OF THE TRUST (unaudited) (continued)

OFFICERS

Officer’s Name, Address[1] and Year of Birth	Position(s) Held with the Trust	Term of Office[2] and Length of Time Served	Principal Occupation(s) During Past Five Years
Qindong (Bruce) Liu 1979	President, Chief Executive Officer & Principal Executive Officer	Chief Executive Officer Since March 2021; President since September 2021.

Chief Executive Officer & Chief Investment Officer, Esoterica Capital LLC (2019 – present); Chairman & Chief Compliance Officer, Esoterica Capital LLC (2021 – present); Portfolio Manager, Phase Capital LP (an asset management company) (2017 – 2019); Equity Strategist, WisdomTree Investments (an asset management company) (2015 – 2017); Research Analyst, Sanford C. Bernstein & Co., LLC (broker-dealer) (2013 – 2015).

Monique Labbe, 1973	Treasurer, Principal Financial Officer and Principal Accounting Officer	Since October 2019	Senior Director, Foreside Fund Officer Services, LLC (a fund and advisory services company) (2014 – Present).
Nancy J. Tyminski, 1962	Chief Compliance Officer/AML Officer	Since October 2019

CCO, Foreside Fund Officer Services, LLC (a fund and advisory services company) (2019 to present), Senior Due Diligence Officer, Foreside Financial Group, LLC (a fund and advisory services company) (2015 – 2019), Deputy Chief Compliance Officer, PNC Funds, PNC Bank, N.A. (a bank) (2011 – 2015).

Diana Wang, 1988	Secretary	Since October 2019

COO, Esoterica Capital LLC (2019 – present); Vice President, U.S. Operations, Facing East Entertainment (HK) Ltd., (a production and financing company) (2016 – 2018); Vice President, Acquisitions, Triple Star Realty (a real estate services company) (2014 – 2016).

1      The address for each officer is c/o Esoterica Thematic Trust, 675 W. 59th St., Suite 903, New York, New York 10069.

2      Officers are elected yearly by the Trustees.

info@esotericacap.com

ESOTERICA

www.esotericacap.com

(b)	Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.

Not applicable.

ITEM 2. CODE OF ETHICS.

Not Applicable. This item is only required in an annual report on Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable. This item is only required in an annual report on Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Applicable. This item is only required in an annual report on Form N-CSR.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable. This item is only required in an annual report on Form N-CSR.

ITEM 6. INVESTMENTS.

(a)	A Schedule of Investments in securities of unaffiliated issuers as of the close of the Reporting Period is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not Applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s board of directors, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 13. EXHIBITS.

(a)(1) Not Applicable.

(a)(2) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached hereto.

(b) Certifications pursuant to 18 U.S.C. Section 1350 as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Esoterica Thematic Trust

By:	/s/ Qindong (Bruce) Liu
Qindong (Bruce) Liu
Principal Executive Officer
Esoterica Thematic Trust

Date:	June 29, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Qindong (Bruce) Liu
Qindong (Bruce) Liu
Principal Executive Officer
Esoterica Thematic Trust

Date:	June 29, 2022

Esoterica Thematic Trust

By:	/s/ Monique Labbe
Monique Labbe
Principal Financial Officer
Esoterica Thematic Trust

Date:	June 29, 2022